UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sandell Investment Services LLC

Address:   40 West 57th Street, 26th Floor
           New York, NY 10019


Form 13F File Number: 28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Adam Hoffman
Title:  General Counsel
Phone:  212-603-5700

Signature,  Place,  and  Date  of  Signing:

/s/ Adam Hoffman                   New York, New York                 5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $       68,187
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AMERISTAR CASINOS INC     COM            03070Q101    3,350  127,730 SH       SOLE                127,730      0    0
CHESAPEAKE ENERGY CORP    COM            165167107    2,562  125,535 SH       SOLE                125,535      0    0
COMPUWARE CORP            COM            205638109    9,847  788,358 SH       SOLE                788,358      0    0
CONSTELLATION BRANDS INC  CL A           21036P108    2,257   47,380 SH       SOLE                 47,380      0    0
COPART INC                COM            217204106    2,079   60,660 SH       SOLE                 60,660      0    0
DELEK US HLDGS INC        COM            246647101    2,791   70,720 SH       SOLE                 70,720      0    0
FAMILY DLR STORES INC     COM            307000109    2,142   36,280 SH       SOLE                 36,280      0    0
HERTZ GLOBAL HOLDINGS INC COM            42805T105    3,174  142,573 SH       SOLE                142,573      0    0
IRON MTN INC              COM            462846106    1,868   51,435 SH       SOLE                 51,435      0    0
KAR AUCTION SVCS INC      COM            48238T109    5,423  270,720 SH       SOLE                270,720      0    0
LAMAR ADVERTISING CO      CL A           512815101    2,393   49,260 SH       SOLE                 49,260      0    0
NOBLE CORPORATION BAAR    NAMEN -AKT     H5833N103    3,476   91,120 SH       SOLE                 91,120      0    0
PHILLIPS 66               COM            718546104    3,695   52,810 SH       SOLE                 52,810      0    0
QEP RES INC               COM            74733V100    1,121   35,200 SH       SOLE                 35,200      0    0
SMITHFIELD FOODS INC      COM            832248108      617   23,290 SH       SOLE                 23,290      0    0
SPECTRA ENERGY CORP       COM            847560109   10,552  343,150 SH       SOLE                343,150      0    0
SPX CORP                  COM            784635104    1,633   20,685 SH       SOLE                 20,685      0    0
TIMKEN CO                 COM            887389104    3,903   68,990 SH       SOLE                 68,990      0    0
TRANSOCEAN LTD            REG SHS        H8817H100    1,953   37,580 SH       SOLE                 37,580      0    0
TRONOX LTD                SHS CL A       Q9235V101      598   30,170 SH       SOLE                 30,170      0    0
TYCO INTERNATIONAL LTD    SHS            H89128104    2,138   66,827 SH       SOLE                 66,827      0    0
VISTEON CORP              COM NEW        92839U206      616   10,670 SH       SOLE                 10,670      0    0


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